Variable interest entity ("VIE") (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Variable interest entity ("VIE")
Current assets	$ 50,275,934	$ 45,698,915
Property and equipment, net	3,455,993	3,335,229
Total assets	63,349,434	51,351,317
Total liabilities	(36,522,598)	(26,826,103)
Current liabilities:
Short-term loans - banks	4,359,210	4,150,309
Loans from third parties	5,013,117	2,449,048
Total current loans from related parties	0	329,120
Current maturities of long-term loan - bank	777,558	0
Accounts payable	7,510,432	8,654,056
Other payables and accrued liabilities	1,942,014	420,359
Other payables - related parties	2,234,980	1,245,864
Customer deposits	1,266,073	704,354
Operating lease liabilities	49,171	0
Taxes payable	3,342,127	2,974,059
Total current liabilities	32,735,590	22,828,865
Other liabilities:
Loan from a third party	2,074,871	3,131,007
Operating lease liabilities - noncurrent	581,083	0
Total other liabilities	3,787,008	3,997,238
Total liabilities	36,522,598	26,826,103
Summarized operating results of the VIE's
Operating revenues	110,551,502	99,079,267	$ 101,104,224
Gross profit	7,177,978	8,650,240	9,651,471
Income from operations	515,783	6,077,860	7,042,653
Net income	(4,876,942)	4,363,591	3,768,109
VIEs
Variable interest entity ("VIE")
Total liabilities	(42,919,217)	(30,645,069)
Current liabilities:
Short-term loans - banks	4,359,210	4,150,310
Loans from third parties	4,449,563	2,303,420
Total current loans from related parties		329,120
Current maturities of long-term loan - bank	777,558	0
Accounts payable	6,606,723	6,995,932
Other payables and accrued liabilities	1,526,051	238,882
Other payables - related parties	7,161,232	528,717
Intercompany payables	10,334,680	8,928,579
Customer deposits	1,159,902	367,149
Operating lease liabilities	49,171	0
Taxes payable	3,125,847	2,805,722
Total current liabilities	39,549,937	26,647,831
Other liabilities:
Long-term loan - bank		866,231
Loan from a third party	2,074,871	3,131,007
Long-term loans - related parties	713,325	0
Operating lease liabilities - noncurrent	581,084	0
Total other liabilities	3,369,280	3,997,238
Total liabilities	42,919,217	30,645,069
Summarized operating results of the VIE's
Operating revenues	105,100,563	89,959,760	94,596,470
Gross profit	6,218,590	7,809,539	9,011,763
Income from operations	2,867,697	6,556,351	9,454,230
Net income	974,302	5,533,912	$ 3,786,061
CQ Penglin
Variable interest entity ("VIE")
Current assets	48,347,542	39,258,826
Property and equipment, net	1,403,707	868,435
Other noncurrent assets	3,558,210	162,142
Total assets	53,309,459	40,289,403
Total liabilities	(42,919,217)	(30,645,069)
Net assets	10,390,242	9,644,334
Other liabilities:
Total liabilities	$ 42,919,217	$ 30,645,069
JMC
Summarized operating results of the VIE's
Percentage of after-tax net income payable to the company as service fee (as a percent)	51.00%
Percentage of losses obligated by the company to absorb (as a percent)	51.00%